Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Other Accounts Payable
Schedule of other accounts payable
	December 31,
	2017	2016
	USD

Employees and payroll accruals	$225	$104
Accrued expenses	772	829

	$997	$933